Subsequent Events	12 Months Ended
Jun. 30, 2024
Subsequent Events [Abstract]
Subsequent Events
NOTE 24. SUBSEQUENT EVENTS
Dividend Declaration
In August 2024, the Company declared a semi-annual cash dividend of $0.10 per share for Class A Common Stock and Class B Common Stock. This dividend is payable on October 9, 2024 to stockholders of record as of September 11, 2024.